Business Segment and Geographic Information (Reconciliation of Operating Income) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Segment Reporting Information [Line Items]
Business separation costs	$ (21.7)	[1]	$ (9.5)	[1]	$ (7.4)	[1]	$ (12.0)	[1]	$ (7.5)	[1]	$ 0.0	[1]	$ 0.0	[1]	$ 0.0	[1]	$ (50.6)	[1]	$ (7.5)	[1]	$ 0.0
Business restructuring and cost reduction actions	(10.6)	[2]	(13.2)	[2]	(10.7)	[2]	0.0	[2]	(53.3)	[2]	(49.6)	[2]	(52.9)	[2]	(24.3)	[2]	(34.5)	[2]	(180.1)	[2]	(11.1)
Pension settlement loss	(2.1)	[3]	(1.0)	[3]	(2.0)	[3]	0.0	[3]	(6.0)	[3]	(1.4)	[3]	(11.9)	[3]	0.0	[3]	(5.1)	[3]	(19.3)	[3]	(5.2)
Goodwill and intangible asset impairment charge																	0.0		0.0		(310.1)
Gain on previously held equity interest									0.0	[4]	0.0	[4]	0.0	[4]	17.9	[4]	0.0		17.9	[4]	0.0
Gain on land sales																	8.8		36.3		9.4
Operating Income	$ 391.0	[5]	$ 394.6	[5]	$ 371.6	[5]	$ 372.5	[5]	367.4		294.5		247.5		323.8		1,529.7	[5]	1,233.2		924.2
Segment Total [Member]
Segment Reporting Information [Line Items]
Operating Income																	1,619.9		1,388.6		1,250.6
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Business separation costs																	(50.6)		(7.5)		0.0
Business restructuring and cost reduction actions																	(34.5)		(180.1)		(11.1)
Pension settlement loss																	(5.1)		(19.3)		(5.2)
Goodwill and intangible asset impairment charge																	0.0		0.0		(310.1)
Gain on previously held equity interest																	0.0		17.9		0.0
Gain on land sales									$ 33.6	[6]	$ 0.0	[6]	$ 0.0	[6]	$ 0.0	[6]	$ 0.0	[7]	$ 33.6	[6],[7]	$ 0.0	[7]

[1]	For additional information, see Note 3, Materials Technologies Separation.
[2]	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.
[3]	For additional information, see Note 16, Retirement Benefits.
[4]	For additional information, see Note 6, Business Combination.
[5]	Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).
[6]	The gain is reflected on the consolidated income statements in “Other income (expense), net.” For additional information, see Note 24, Supplemental Information.
[7]	Reflected on the consolidated income statements in “Other income (expense), net.”